SCHEDULE OF ACCOUNTS RECEIVABLE, NET OF ALLOWANCE (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables, gross		$ 7,587	$ 2,322
Allowance for accounts receivables		(1,298)	(177)
Accounts receivable, net of allowance		6,289	2,145
Real Estate Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables, gross		1,094	1,442
Allowance for accounts receivables		(338)	(35)
Healthcare Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables, gross	[1]	6,493	880
Allowance for accounts receivables	[1]	$ (960)	$ (142)

[1]	At December 31, 2022, our accounts receivable included $1.9 million from the Employee Retention Tax Credit (ERTC).